INCOME TAX CREDIT (Schedule of Loss Profit Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loss profit before taxes	$ 751	$ (6,633)	$ (29,997)
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loss profit before taxes	1,862	296	(20,318)
Other regions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loss profit before taxes	3,939	3,304	4,760
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loss profit before taxes	$ (5,050)	$ (10,233)	$ (14,439)